Property, plant and equipment - Net book value of property, plant and equipment (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	R 334,038	R 294,120
Additions	224,026	238,248
Transfers	0	0
Assets classified as held for sale		(17,058)
Impairment (notes 5, 24, 30, 32.2)		(9)
Disposals	(1,636)	(1,936)
Depreciation charge (notes 5, 24, 32.2)	(183,478)	(151,945)	R (98,508)
Currency translation differences	53,928	(27,382)
Property, plant and equipment	457,446	334,038	294,120
Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	334,038
Additions	208,910
Transfers	0
Disposals	(1,636)
Depreciation charge (notes 5, 24, 32.2)	(171,755)
Currency translation differences	48,095
Property, plant and equipment	417,652	334,038
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Additions	15,116
Depreciation charge (notes 5, 24, 32.2)	(11,723)
Currency translation differences	5,833
Property, plant and equipment	39,794	0
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	614,517	517,049
Currency translation differences	79,532	(38,627)
Property, plant and equipment		614,517	517,049
Gross carrying amount | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	70,935
Property, plant and equipment	833,081
Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	8,320
Property, plant and equipment	69,247
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(280,479)	(222,929)
Currency translation differences	(25,604)	11,245
Property, plant and equipment		(280,479)	(222,929)
Accumulated depreciation and impairments | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	(22,840)
Property, plant and equipment	(415,429)
Accumulated depreciation and impairments | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	(2,487)
Property, plant and equipment	(29,453)
Property
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0	17,511
Additions	14,674	0
Transfers	0	0
Assets classified as held for sale		(17,058)
Impairment (notes 5, 24, 30, 32.2)		0
Disposals	0	0
Depreciation charge (notes 5, 24, 32.2)	(10,947)	(453)
Currency translation differences	5,668	0
Property, plant and equipment	38,668	0	17,511
Property | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Additions	0
Transfers	0
Disposals	0
Depreciation charge (notes 5, 24, 32.2)	0
Currency translation differences	0
Property, plant and equipment	0	0
Property | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Additions	14,674
Depreciation charge (notes 5, 24, 32.2)	(10,947)
Currency translation differences	5,668
Property, plant and equipment	38,668	0
Property | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0	22,288
Currency translation differences	8,298	0
Property, plant and equipment		0	22,288
Property | Gross carrying amount | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	0
Property, plant and equipment	0
Property | Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	8,298
Property, plant and equipment	66,502
Property | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0	(4,777)
Currency translation differences	(2,630)	0
Property, plant and equipment		0	(4,777)
Property | Accumulated depreciation and impairments | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	0
Property, plant and equipment	0
Property | Accumulated depreciation and impairments | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	(2,630)
Property, plant and equipment	(27,834)
Plant, equipment, vehicles and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	12,219	14,871
Additions	6,068	4,090
Transfers	(12)	(613)
Assets classified as held for sale		0
Impairment (notes 5, 24, 30, 32.2)		(6)
Disposals	(223)	(606)
Depreciation charge (notes 5, 24, 32.2)	(5,438)	(5,237)
Currency translation differences	432	(280)
Property, plant and equipment	14,341	12,219	14,871
Plant, equipment, vehicles and other | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	12,219
Additions	5,626
Transfers	(12)
Disposals	(223)
Depreciation charge (notes 5, 24, 32.2)	(4,662)
Currency translation differences	267
Property, plant and equipment	13,215	12,219
Plant, equipment, vehicles and other | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Additions	442
Depreciation charge (notes 5, 24, 32.2)	(776)
Currency translation differences	165
Property, plant and equipment	1,126	0
Plant, equipment, vehicles and other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	47,066	48,186
Currency translation differences	2,315	(1,103)
Property, plant and equipment		47,066	48,186
Property, plant and equipment retired and removed from accounting records	1,400	1,200
Plant, equipment, vehicles and other | Gross carrying amount | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	2,016
Property, plant and equipment	50,262
Plant, equipment, vehicles and other | Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	22
Property, plant and equipment	2,745
Plant, equipment, vehicles and other | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(34,847)	(33,315)
Currency translation differences	(1,883)	823
Property, plant and equipment		(34,847)	(33,315)
Plant, equipment, vehicles and other | Accumulated depreciation and impairments | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	(1,749)
Property, plant and equipment	(37,047)
Plant, equipment, vehicles and other | Accumulated depreciation and impairments | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	143
Property, plant and equipment	(1,619)
Computer and radio equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	10,370	12,320
Additions	6,474	4,630
Transfers	12	613
Assets classified as held for sale		0
Impairment (notes 5, 24, 30, 32.2)		(3)
Disposals	(58)	(165)
Depreciation charge (notes 5, 24, 32.2)	(5,418)	(6,772)
Currency translation differences	356	(253)
Property, plant and equipment	11,736	10,370	12,320
Computer and radio equipment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	10,370
Additions	6,474
Transfers	12
Disposals	(58)
Depreciation charge (notes 5, 24, 32.2)	(5,418)
Currency translation differences	356
Property, plant and equipment	11,736	10,370
Computer and radio equipment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Additions	0
Depreciation charge (notes 5, 24, 32.2)	0
Currency translation differences	0
Property, plant and equipment	0	0
Computer and radio equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	46,735	58,048
Currency translation differences	1,911	(985)
Property, plant and equipment		46,735	58,048
Property, plant and equipment retired and removed from accounting records	200	14,700
Computer and radio equipment | Gross carrying amount | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	1,911
Property, plant and equipment	51,853
Computer and radio equipment | Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	0
Property, plant and equipment	0
Computer and radio equipment | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(36,365)	(45,728)
Currency translation differences	(1,555)	732
Property, plant and equipment		(36,365)	(45,728)
Computer and radio equipment | Accumulated depreciation and impairments | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	(1,555)
Property, plant and equipment	(40,117)
Computer and radio equipment | Accumulated depreciation and impairments | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	0
Property, plant and equipment	0
In-vehicle devices uninstalled
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	50,171	55,470
Additions	196,810	229,528
Transfers	(175,473)	(232,050)
Assets classified as held for sale		0
Impairment (notes 5, 24, 30, 32.2)		0
Disposals	0	0
Depreciation charge (notes 5, 24, 32.2)	0	0
Currency translation differences	5,005	(2,777)
Property, plant and equipment	76,513	50,171	55,470
In-vehicle devices uninstalled | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	50,171
Additions	196,810
Transfers	(175,473)
Disposals	0
Depreciation charge (notes 5, 24, 32.2)	0
Currency translation differences	5,005
Property, plant and equipment	76,513	50,171
In-vehicle devices uninstalled | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Additions	0
Depreciation charge (notes 5, 24, 32.2)	0
Currency translation differences	0
Property, plant and equipment	0	0
In-vehicle devices uninstalled | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	50,171	55,470
Currency translation differences	5,005	(2,777)
Property, plant and equipment		50,171	55,470
In-vehicle devices uninstalled | Gross carrying amount | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	5,005
Property, plant and equipment	76,513
In-vehicle devices uninstalled | Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	0
Property, plant and equipment	0
In-vehicle devices uninstalled | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0	0
Currency translation differences	0	0
Property, plant and equipment		0	0
In-vehicle devices uninstalled | Accumulated depreciation and impairments | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	0
Property, plant and equipment	0
In-vehicle devices uninstalled | Accumulated depreciation and impairments | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	0
Property, plant and equipment	0
In-vehicle devices installed
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	261,278	193,948
Additions	0	0
Transfers	175,473	232,050
Assets classified as held for sale		0
Impairment (notes 5, 24, 30, 32.2)		0
Disposals	(1,355)	(1,165)
Depreciation charge (notes 5, 24, 32.2)	(161,675)	(139,483)
Currency translation differences	42,467	(24,072)
Property, plant and equipment	316,188	261,278	193,948
In-vehicle devices installed | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	261,278
Additions	0
Transfers	175,473
Disposals	(1,355)
Depreciation charge (notes 5, 24, 32.2)	(161,675)
Currency translation differences	42,467
Property, plant and equipment	316,188	261,278
In-vehicle devices installed | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Additions	0
Depreciation charge (notes 5, 24, 32.2)	0
Currency translation differences	0
Property, plant and equipment	0	0
In-vehicle devices installed | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	470,545	333,057
Currency translation differences	62,003	(33,762)
Property, plant and equipment		470,545	333,057
Property, plant and equipment retired and removed from accounting records	55,600	63,900
In-vehicle devices installed | Gross carrying amount | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	62,003
Property, plant and equipment	654,453
In-vehicle devices installed | Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	0
Property, plant and equipment	0
In-vehicle devices installed | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(209,267)	(139,109)
Currency translation differences	(19,536)	9,690
Property, plant and equipment		(209,267)	R (139,109)
In-vehicle devices installed | Accumulated depreciation and impairments | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	(19,536)
Property, plant and equipment	(338,265)
In-vehicle devices installed | Accumulated depreciation and impairments | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Currency translation differences	0
Property, plant and equipment	0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	30,568
Property, plant and equipment		30,568
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	30,568
Property, plant and equipment		30,568
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 | Property
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	29,273
Property, plant and equipment		29,273
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 | Property | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	29,273
Property, plant and equipment		29,273
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 | Plant, equipment, vehicles and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,295
Property, plant and equipment		1,295
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 | Plant, equipment, vehicles and other | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,295
Property, plant and equipment		1,295
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 | Computer and radio equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Property, plant and equipment		0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 | Computer and radio equipment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Property, plant and equipment		0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 | In-vehicle devices uninstalled
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Property, plant and equipment		0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 | In-vehicle devices uninstalled | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Property, plant and equipment		0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 | In-vehicle devices installed
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0
Property, plant and equipment		0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 | In-vehicle devices installed | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	R 0
Property, plant and equipment		R 0